STOCKHOLDERS' EQUITY (Details 3) (USD $)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Balance	144,000
Granted	500,000
Balance	644,000
Balance, Exercise Price	$ 6.00
Granted	$ 2.20
Terms, outstanding	10 months 24 days
Terms, Granted	4 years 4 months 24 days